Financial Instruments - Assets and Liabilities Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 288,488	£ 289,381
Beginning balance	(272,147)	(273,161)
Transfers in	0	0
Transfers in	0	0
Transfers out	(81)	0
Transfers out	0	0
Ending Balance	299,064	288,488
Ending Balance	(282,819)	(272,147)
Level 3 | Fair Value Through P&L
Disclosure of fair value measurement of assets [line items]
Beginning balance	505	1,055
Total gains/(losses) recognised in profit or loss, fair value movements	11	33
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	(9)	4
Transfers in	1	11
Transfers out	(81)
Netting	(42)	(430)
Additions	0	188
Sales	(19)	0
Settlements	(111)	(356)
Ending Balance	255	505
Gains/(losses) recognised in profit or loss relating to assets held at the end of the year	2	37
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Beginning balance	56	73
Total gains/(losses) recognised in profit or loss, fair value movements	(4)	(2)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	0	0
Transfers in	0	0
Transfers out	0
Netting	0	0
Additions	0	0
Sales	(19)	0
Settlements	(12)	(15)
Ending Balance	21	56
Gains/(losses) recognised in profit or loss relating to assets held at the end of the year	(4)	(2)
Level 3 | Financial assets at Fair Value Class
Disclosure of fair value measurement of assets [line items]
Beginning balance	645	1,243
Total gains/(losses) recognised in profit or loss, fair value movements	17	48
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	(9)	4
Transfers in	2	11
Transfers out	(81)
Netting	(42)	(430)
Additions	9	190
Sales	(38)	0
Settlements	(152)	(421)
Ending Balance	351	645
Gains/(losses) recognised in profit or loss relating to assets held at the end of the year	8	52
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	84	115
Total gains/(losses) recognised in profit or loss, fair value movements	10	17
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	0	0
Transfers in	1	0
Transfers out	0
Netting	0	0
Additions	9	2
Sales	0	0
Settlements	(29)	(50)
Ending Balance	75	84
Gains/(losses) recognised in profit or loss relating to assets held at the end of the year	10	17
Derivative Liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(35)	(70)
Total gains/(losses) recognised in profit or loss, fair value movements	(7)	(8)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	0	0
Transfers in	0	0
Transfers out	0
Netting	0	0
Additions	0	0
Sales	0	0
Settlements	10	43
Ending Balance	(32)	(35)
Gains/(losses) recognised in profit or loss relating to liabilities held at the end of the year	(7)	(8)
Fair Value Through P&L | Derivative Liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(61)	(49)
Total gains/(losses) recognised in profit or loss, fair value movements	17	(6)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	8	(6)
Transfers in	0	0
Transfers out	28
Netting	0	0
Additions	(2)	(3)
Sales	0	0
Settlements	2	3
Ending Balance	(8)	(61)
Gains/(losses) recognised in profit or loss relating to liabilities held at the end of the year	25	(12)
Financial Liabilities at Fair Value, Class | Derivative Liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(96)	(119)
Total gains/(losses) recognised in profit or loss, fair value movements	10	(14)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	8	(6)
Transfers in	0	0
Transfers out	28
Netting	0	0
Additions	(2)	(3)
Sales	0	0
Settlements	12	46
Ending Balance	(40)	(96)
Gains/(losses) recognised in profit or loss relating to liabilities held at the end of the year	£ 18	£ (20)